Factoring Facility and Term Loan Payable (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Aug. 16, 2013	Sep. 23, 2014	Aug. 08, 2013
Acquisition of account receivable, percentage of face amount advanced by lender							50.00%
Factoring fee, percentage of gross face amount of purchased account receivable							1.00%
Gross borrowings under Factoring Facility			$ 0	$ 407,888
Borrowings outstanding under the Factoring Facility			0	0
Term loan	523,727		750,000	478,847
Interest expense	378,775	28,434	(348,975)	(383,981)
2013 Term Loan [Member]
Term loan					750,000
Term loan, maturity date					Aug. 15, 2014
Term loan, annual rate					16.00%
Retention of daily fixed amount from daily collection of merchant credit card receivables					3,346
Interest expense			76,617	44,769
2014 Term Loan [Member]
Term loan			750,000			1,000,000
Term loan, maturity date						Sep. 30, 2015
Term loan, annual rate						14.00%
Interest expense			24,086
Term loan, periodic payment, principal						$ 83,333